Income tax (Details Narrative) $ in Thousands	Dec. 31, 2025 ARS ($)
Income Tax
Tax loss carry forwards	$ 61,731,067
Tax loss carry-forward for an amount	33,963,746
Income tax payable liabilities	$ 9,908,906